Restatement of Previously Issued Financial Statements - Impact on Balance Sheet (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)	Oct. 02, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 26, 2020	Aug. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Public and private warrants as liabilities at fair value	$ 27,800,000
Balance Sheet
Total assets	383,038,513	$ 382,118,393
Liabilities and Shareholders' Equity
Total current liabilities	902,681	213,528
Deferred underwriting commissions	13,282,500	13,282,500
Derivative warrant liabilities	27,791,100	61,495,200
Total liabilities	41,976,281	74,991,228
Stockholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized none issued or outstanding
Additional paid-in-capital	6,060,097	39,994,824
Accumulated deficit	(1,061,475)	(34,996,542)
Total shareholders' equity	5,000,002	5,000,005
Total liabilities and shareholders' equity	$ 383,038,513	$ 382,118,393
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
As Previously Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Total assets	$ 383,038,513	$ 382,118,393
Liabilities and Shareholders' Equity
Total current liabilities	902,681	213,528
Deferred underwriting commissions	13,282,500	13,282,500
Total liabilities	14,185,181	13,496,028
Stockholder's Equity
Additional paid-in-capital	5,061,644	5,292,612
Accumulated deficit	(62,748)	(293,715)
Total shareholders' equity	5,000,002	5,000,005
Total liabilities and shareholders' equity	383,038,513	382,118,393
Restatement Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Derivative warrant liabilities	27,791,100	61,495,200
Total liabilities	27,791,100	61,495,200
Stockholder's Equity
Additional paid-in-capital	998,449	34,702,212
Accumulated deficit	(998,727)	(34,702,827)
Class A ordinary shares
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		302,127,160
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 431	774
Total shareholders' equity		$ 774
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	0.0001
Class A ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 157	$ 159
Class A ordinary shares | Restatement Adjustment | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	278	615
Class A Common Stock Subject to Redemption
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 336,062,230	$ 302,127,160
Stockholder's Equity
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Class A Common Stock Subject to Redemption | As Previously Reported | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 363,853,330	$ 363,622,360
Class A Common Stock Subject to Redemption | Restatement Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(27,791,100)	(61,495,200)
Class B ordinary shares
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 949	949
Total shareholders' equity		$ 949
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 949	$ 949